Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Contingency [Line Items]
State	$ (3)	$ 8	$ 15
Foreign	7	17	35
Provision (Benefit) for Income Taxes [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Foreign	1	72	61
Deferred Tax Liabilities, Gross	119	133	117
Income Taxes Paid, Net	(4)	$ (28)	2
Unrecognized Tax Benefits	0
TEXAS
Income Tax Contingency [Line Items]
State	7		$ 14
Alberta Provincial Tax [Domain]
Income Tax Contingency [Line Items]
Foreign	$ 8